Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 32,604	$ 31,767	$ 29,904	$ 28,973	$ 26,334	$ 23,497	$ 24,288	$ 22,408	$ 20,907	$ 19,506	$ 20,418	$ 24,512	$ 25,877	$ 23,681	$ 23,705	$ 21,900	$ 20,593	$ 17,957	$ 16,443	$ 13,475		$ 17,035	$ 15,614	$ 15,435	$ 14,828	$ 13,002	$ 15,172	$ 14,163	$ 13,633	$ 13,721	$ 12,903	$ 12,339	$ 11,978	$ 11,327	$ 10,870	$ 10,412	$ 10,145	$ 10,048	$ 9,455		$ 10,194	$ 10,180	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475		17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455		10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	32,604	31,767	29,904	28,973	26,334	23,497	24,288	22,408	20,907	19,506	20,418	24,512	25,877	23,681	23,705	21,900	20,593	17,957	16,443	13,475		17,035	15,614	15,435	14,828	13,002	15,172	14,163	13,633	13,721	12,903	12,339	11,978	11,327	10,870	10,412	10,145	10,048	9,455		10,194	10,180	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,660,708	1,618,099	1,523,216	1,475,756	1,341,360	1,196,875	1,237,129	1,141,402	1,064,936	993,577	1,040,009	1,248,528	1,318,104	1,206,198	1,207,426	1,115,510	1,048,935	914,650	837,534	686,348		867,693	795,339	786,199	755,270	662,265	772,791	721,399	694,395	698,900	657,248	628,516	610,118	576,980	553,674	530,351	516,758	511,802	481,606	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	26,290	25,616	24,114	23,362	21,235	18,948	19,585	18,069	16,859	15,729	16,464	19,765	20,867	19,095	19,115	17,659	16,606	14,480	13,259	10,865	$ 10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463	25,730	25,927	23,342	23,475	19,724	18,033	13,844		17,314	16,005	16,114	15,288	12,780	15,214	14,143	13,710	13,418	12,563	11,932	11,450	10,711	10,663	10,195	10,038	9,980	9,585		10,418	10,538	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463	25,730	25,927	23,342	23,475	19,724	18,033	13,844		17,314	16,005	16,114	15,288	12,780	15,214	14,143	13,710	13,418	12,563	11,932	11,450	10,711	10,663	10,195	10,038	9,980	9,585		10,418	10,538	10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	29,803	27,559	25,867	26,726	24,408	21,308	22,483	21,163	19,392	18,140	18,259	23,134	26,463	25,730	25,927	23,342	23,475	19,724	18,033	13,844		17,314	16,005	16,114	15,288	12,780	15,214	14,143	13,710	13,418	12,563	11,932	11,450	10,711	10,663	10,195	10,038	9,980	9,585		$ 10,418	$ 10,538	$ 10,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	1,479,406	1,368,027	1,284,034	1,326,664	1,211,604	1,057,743	1,116,045	1,050,550	962,608	900,463	906,381	1,148,361	1,313,619	1,277,224	1,287,004	1,158,710	1,165,297	979,084	895,174	687,216		$ 859,450	$ 794,509	$ 799,896	$ 758,902	$ 634,422	$ 755,211	$ 702,035	$ 680,547	$ 666,064	$ 623,619	$ 592,326	$ 568,370	$ 531,711	$ 529,299	$ 506,061	$ 498,274	$ 495,405	$ 475,811	$ 500,000
Russell Midcap Growth Index
Account Value [Line Items]
Account Value	$ 23,600	$ 21,823	$ 20,483	$ 21,163	$ 19,328	$ 16,873	$ 17,803	$ 16,758	$ 15,356	$ 14,364	$ 14,459	$ 18,319	$ 20,955	$ 20,374	$ 20,530	$ 18,484	$ 18,589	$ 15,618	$ 14,280	$ 10,963	$ 10,000